WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details Textual) (USD $)	1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended		121 Months Ended		6 Months Ended						1 Months Ended		6 Months Ended	12 Months Ended				12 Months Ended
	May 31, 2014	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011	Jun. 30, 2014 Public Offering [Member]	Jun. 30, 2014 Consultants [Member]	Jun. 30, 2013 Consultants [Member]	Jun. 30, 2014 Placement Agent [Member]	Jun. 30, 2013 Placement Agent [Member]	Jun. 30, 2014 Investor [Member]	Aug. 31, 2013 Equity Classified Warrants [Member]	Jan. 31, 2013 Equity Classified Warrants [Member]	Jun. 30, 2014 Equity Classified Warrants [Member]	Dec. 31, 2013 Equity Classified Warrants [Member]	Dec. 31, 2012 Equity Classified Warrants [Member]	Jun. 30, 2014 Equity Classified Warrants [Member] Maximum [Member]	Jun. 30, 2014 Equity Classified Warrants [Member] Minimum [Member]	Dec. 31, 2013 Liability Classified Warrants [Member]	Dec. 31, 2012 Liability Classified Warrants [Member]
Warrants And Derivative Warrant Liability [Line Items]
Warrants Exercised						0	200,668	325,670	37,301																242,000	437,000
Warrants Exercised on Cashless Basis							1,000,000	1,000,000	515,671
Shares Issued During Period Upon Exercise of Warrants							537,722	325,670	544,639								326,817
Share-based Compensation Expense Recognized for Warrants Issued to Consultants								$ 2,000	$ 14,000
Stock Issued During Period, Shares, New Issues	4,163,961				686,420		776,204					483,125			326,817		10,409,905			10,736,722
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period													96,000			18,410	71,374
Share-based Compensation Arrangement, Warrants Issued to Investors																		3,333,356			71,374
Warrants Weighted Average Fair Value									$ 1.31									$ 1.75				$ 3.00
Derivative, Gain on Derivative				300,000			800,000	1,100,000
Allocated Share-based Compensation Expense			40,000	71,000		1,109,000	1,148,000						40,000	2,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.41	$ 3.00		$ 0.41	$ 3.00						$ 3.00							$ 1.15			$ 1.15	$ 0.85
Proceeds from Warrant Exercises						0	217,000	405,000	691,000	1,221,000
Common Stock Purchase Warrants Issued Shares		686,420																3,600,024	776,204
Share Based Compensation Arrangement Warrants Issued To Placement Agent																		266,668			18,410
Share Based Compensation Arrangement Warrants Issued To Consultants (in Shares)									18,000
Derivative Liability								0	1,176,000	0	1,734,000														80,000	608,000
Derivative, Loss on Derivative									$ 1,000,000